Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

17. Subsequent events

In March 2021, the Group committed to invest in US$10 million and US$3 million in two VC funds managed by Dragonfly Ventures II, L.P. and IOSG FUND II, L.P., respectively. As of the date of this annual report, the Group had made the capital contribution of US$7 million and US$3 million to those two VC funds, respectively.